Stock-Based Compensation (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of assumptions used to value WeWork Partnerships Profits Interest Units issued
The assumptions used to value WeWork Partnerships Profits Interest Units issued during the year ended December 31, 2019 were as follows:

December 31, 2019
Fair value of Class B common stock	$ 4.12 - 56.85
Weighted average expected term (years)	5.83
Weighted average expected volatility	40.0%
Risk-free interest rate	1.53% - 1.94%
Dividend yield	—

Summarizes the Company's restricted stock and restricted stock unit activity	The following table summarizes the Company’s restricted stock and RSU activity for the nine months ended September 30, 2021:

	Shares	Weighted Average Grant Date Value
Unvested, December 31, 2020	2,819,146	$16.85
Granted	15,642,168	4.91
Vested	(165,434)	10.41
2021 Tender Offer (1)	(594,097)	11.40
Forfeited/canceled	(3,107,454)	4.26

Unvested, September 30, 2021 (2)	14,594,329	$7.00

(1)
As noted in the 2021 Tender Offer section below, during the
nine
 months ended
September
 30, 2021 and in connection with the 2021 Tender Offer, the Company modified the liquidity event condition with respect to 594,097
RSUs
 held by 1,774 grantees, such that those
RSUs
 became fully vested immediately prior to the closing of the 2021 Tender Offer.

Refer therein for more details.
(2)
The unvested balance includes (a) 10,829,330 RSUs granted, which will vest annually over a three to seven year employment service period, only if and when an initial public offering or Acquisition (as defined in the 2015 Plan) occurs within seven to ten years of the date of grant, (b) 2,265,000 RSUs as described above, and (c) 1,500,000 RSUs as described above.

The following table summarizes the Company’s restricted stock and restricted stock unit activity for the year ended December 31, 2020:

	Shares	Weighted Average Grant Date Value
Unvested, December 31, 2019	6,683,555	$18.55
Granted	47,158	3.72
Vested (1)	(503,898)	23.48
Forfeited/canceled	(3,407,669)	19.03

Unvested, December 31, 2020 (2)	2,819,146	$16.85

(1)
Includes 160,200 restricted stock units which vested in the year ended December 31, 2020, however the underlying common shares have not been issued to the individual. As of December 31, 2020, a total of 670,244 shares representing $14.5 million was included as a component of additional paid-in
capital on the accompanying balance sheet relating to previously vested restricted stock units that have not been settled.

(2)
The unvested balance includes (a) 158,048 restricted stock and restricted stock units that will vest over their remaining service period, and (b) 2,661,098 restricted stock units granted, which will vest annually over a three to seven year employment service period or upon the satisfaction of specified performance-based vesting conditions, only if and when an initial public offering or Acquisition (as defined in the 2015 Plan) occurs within seven to ten years of the date of grant.

Stock-based compensation expense
Total Stock
-
Based Compensation Expense
— The total stock-based compensation expense related to employees and non-employee
directors are reported in the following financial statement line items:

	Three Months Ended September 30,		Nine Months Ended September 30,
(Amounts in thousands)	2021	2020	2021	2020
Stock-based compensation included in:
Location operating expenses	$609	$1,077	$10,174	$7,983
Selling, general and administrative expenses	3,431	7,952	51,758	35,864
Restructuring and other related costs	109	1,875	102,091	12,018

Total stock-based compensation expense	$4,149	$10,904	$164,023	$55,865

Total Stock-Based Compensation Expense
— The total stock-based compensation expense related to employees and non-employee
directors are reported in the following financial statement line items:

	Year Ended December 31,
(Amounts in thousands)	2020	2019	2018
Stock-based compensation included in:
Location operating expenses	$8,975	$46,135	$22,368
Selling, general and administrative expenses	41,783	300,612	47,032
Restructuring and other related costs	12,018	12,222	—

Total stock-based compensation expense	$62,776	$358,969	$69,400

Share-based Payment Arrangement, Option [Member] | Service Based Vesting Conditions [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summarizes the stock option activity	The following table summarizes the stock option activity during the nine months ended September 30, 2021:

	Number of Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Life in Years	Aggregate Intrinsic Value (In thousands)
Outstanding, December 31, 2020	34,077,898	$4.74	6.4	$12,534
Granted	—	$—
Exercised	(5,504,136)	$2.17
Forfeited/canceled	(3,327,249)	$6.06
Outstanding, September 30, 2021	25,246,513	$5.16	5.6	$128,360

Exercisable September 30, 2021	18,773,631	$6.00	4.6	$89,624

Vested and expected to vest, September 30, 2021	24,951,583	$5.16	5.6	$128,360

Vested and exercisable, September 30, 2021	18,773,631	$6.00	4.6	$89,624

The following table summarizes the stock option activity during the year ended December 31, 2020:

	Number of Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Life in Years	Aggregate Intrinsic Value (In thousands)
Outstanding, December 31, 2019	24,505,020	$8.42	5.9	$32,648
Granted	28,690,953	$3.89
Granted under Option Repricing (1)	18,699,611	$2.10
Exercised	(133,565)	$2.06
Forfeited/canceled	(18,780,864)	$6.16
Canceled under Option Repricing (1)	(18,903,257)	$4.00

Outstanding, December 31, 2020	34,077,898	$4.74	6.4	$12,534

Exercisable December 31, 2020	18,071,812	$6.09	4.1	$12,884

Vested and expected to vest, December 31, 2020	20,711,145	$7.29	4.6	$12,568

Vested and exercisable, December 31, 2020	18,071,812	$6.09	4.1	$12,522

(1)
In June 2020, the Board of Directors of the Company approved a one-time
repricing (the “Option Repricing”) of stock options granted during March and May 2020 from an exercise price of $4.00 per share to an exercise price of $2.10 per share. See “Option Repricing” below.

Summary of assumptions used to value stock options issued
The assumptions used to value stock options issued during the year ended December 31, 2020, were as follows (these assumptions exclude the options exchange in the 2019 Option Repricing Exchange and 2020 Option Repricing described below and noted in the table above):

December 31, 2020
Fair value of common stock	$2.07 - 2.10
Weighted average expected term (years)	6.22
Weighted average expected volatility	51.0%
Risk-free interest rate	0.30% - 1.02%
Dividend yield	—

The assumptions used to value stock options issued during the years ended December 31, 2020, 2019 and 2018 were as follows (excluding options exchanged in the Option Repricing, described below):

	December 31,
	2020	2019	2018
Fair value of common stock	$ 2.07 - 2.10	$ 37.44 - 42.88	$ 26.45 - 26.75
Weighted average expected term (years)	6.22	6.41	6.19
Weighted average expected volatility	51.0%	40.0%	40.0%
Risk-free interest rate	0.30% - 1.02%	1.98% - 2.70%	2.41% - 2.99%
Dividend yield	—	—	—

Share-based Payment Arrangement, Option [Member] | Service Performance And Market Based Conditions [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summarizes the stock option activity
The following table summarizes the stock option activity during the nine months ended September 30, 2021:

	Number of Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Life in Years	Aggregate Intrinsic Value (In thousands)
Outstanding, December 31, 2020	15,562,500	$2.09	9.4	$—
Granted	—	$—
Exercised	—	$—
Forfeited/canceled	(4,050,000)	$2.09
Outstanding, September 30, 2021	11,512,500	$2.09	8.6	$71

Exercisable September 30, 2021	—	$—	—	$—

Vested and expected to vest, September 30, 2021	3,837,500	$2.09	8.6	$24

Vested and exercisable, September 30, 2021	—	$—	—	$—

The following table summarizes the stock option activity during the year ended December 31, 2020:

	Number of Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Life in Years	Aggregate Intrinsic Value (In thousands)
Outstanding, December 31, 2019	—	$—	—	$—
Granted	27,262,500	$3.55
Granted under Option Repricing (1)	18,225,000	$2.10
Exercised	—	$—
Forfeited/canceled	(11,700,000)	$2.53
Canceled under 2020 Option Repricing (1)	(18,225,000)	$4.00

Outstanding, December 31, 2020	15,562,500	$2.09	9.4	$—

Exercisable December 31, 2020	—	$—	—	$—

Vested and expected to vest, December 31, 2020	5,187,500	$2.09	9.4	$—

Vested and exercisable, December 31, 2020	—	$—	—	$—

(1)
In June 2020, the Board of Directors of the Company approved a one-time
repricing of stock options granted during March and May 2020 from an exercise price of $4.00 per share to an exercise price of $2.10 per share. See “2020 Option Repricing” below.

Summary of assumptions used to value stock options issued
The assumptions used to value the stock options issued during the year ended December 31, 2020 (excluding options exchanged in the 2020 Option Repricing, described below) were as follows:

December 31, 2020
Fair value of common stock	$2.07 - $2.10
Weighted average expected term (years)	5.56
Weighted average expected volatility	50.0%
Risk-free interest rate	0.20% - 0.80%
Dividend yield	—%

The assumptions used to value the stock options issued during the year ended December 31, 2020 (excluding options exchanged in the Option Repricing, described below) were as follows:

December 31, 2020
Fair value of common stock	$2.07 -$2.10
Weighted average expected term (years)	5.56
Weighted average expected volatility	50.0%
Risk-free interest rate	0.20% - 0.80%
Dividend yield	—%

WeWork Partnerships [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of WeWork Partnerships Profits Interest Units activity
The following table summarizes the WeWork Partnerships Profits Interest Units activity during the nine months ended September 30, 2021:

	Number of WeWork Partnerships Profits Interest Units	Weighted- Average Distribution Threshold	Weighted- Average Preference Amount	Aggregate Intrinsic Value (In thousands)
Outstanding, December 31, 2020	25,168,938	$21.64	$0.47	$—
Granted	—	$—	$—	—
Exchanged/redeemed	—	$—	$—	—
Forfeited/canceled	(1,036,363)	$49.28	$10.92	—

Outstanding, September 30, 2021	24,132,575	$10.08	$10.00	$—

Exercisable, September 30, 2021	24,132,575	$10.08	$10.00	$—

Vested and expected to vest, September 30, 2021	24,132,575	$10.08	$10.00	$—

Vested and exercisable, September 30, 2021	24,132,575	$10.08	$10.00	$—

The following table summarizes the WeWork Partnerships Profits Interest Units activity during the year ended December 31, 2020:

	Number of WeWork Partnerships Profits Interest Units	Weighted- Average Distribution Threshold	Weighted- Average Preference Amount	Aggregate Intrinsic Value (In thousands)
Outstanding, December 31, 2019	27,752,323	$24.22	$1.44	$—
Granted	—	$—	$—
Exchanged/redeemed	—	$—	$—
Forfeited/canceled	(2,583,385)	$49.28	$10.92

Outstanding, December 31, 2020	25,168,938	$21.64	$0.47	$—

Exercisable, December 31, 2020	8,574,428	$19.55	$0.13	$—

Vested and expected to vest, December 31, 2020	9,558,975	$22.61	$1.24	$—

Vested and exercisable, December 31, 2020	8,574,428	$19.55	$0.13	$—